Derivative financial instruments - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	£ 124,013	£ 75,871
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(890)	25
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Gain (loss) recognised in other comprehensive income £m	(185)	2,542
Fair value hedges | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	32,535	30,852
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	1,507	1,463
Gain (loss) recognised in other comprehensive income £m	80	(672)
Fair value hedges | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	29,264	24,146
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(1,070)	(331)
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Gain (loss) recognised in other comprehensive income £m	(1,158)	962
Cash flow hedges | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Gain (loss) recognised in other comprehensive income £m	(56)	250
Cash flow hedging reserve, continuing hedges	2,174	2,169
Cash flow hedging reserve, discontinued hedges	72	23
Cash flow hedges | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Gain (loss) recognised in other comprehensive income £m	1,006	(1,721)
Cash flow hedging reserve, continuing hedges	(4,098)	(3,529)
Cash flow hedging reserve, discontinued hedges	(1,626)	(1,914)
Cash flow hedges | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Gain (loss) recognised in other comprehensive income £m	414	(468)
Cash flow hedging reserve, continuing hedges	(692)	(272)
Cash flow hedging reserve, discontinued hedges	(890)	(1,425)
Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Gain (loss) recognised in other comprehensive income £m	(91)	14
Cash flow hedging reserve, continuing hedges	77	(11)
Cash flow hedging reserve, discontinued hedges	22	20
Cash flow hedges | Foreign currency issuance | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Gain (loss) recognised in other comprehensive income £m	0	0
Cash flow hedging reserve, continuing hedges	0	0
Cash flow hedging reserve, discontinued hedges	£ 5	£ 3